Chase Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Asset Management - 1.6%
Affiliated Managers Group, Inc.	5,527	$1,593,323

Computer Software - 2.1%
Clearwater Analytics Holdings, Inc. - Class A (a)	88,830	2,142,580

Computer Software - Gaming - 2.1%
Electronic Arts, Inc.	10,439	2,133,001

Contract Manufacturing - 4.5%
Celestica, Inc. (a)	15,100	4,463,711

Defense - 1.8%
Huntington Ingalls Industries, Inc.	5,333	1,813,593

Drugs-Proprietary - 2.9%
AbbVie, Inc.	12,825	2,930,384

Electrical Equipment - 3.1%
Vertiv Holdings Co. - Class A	18,976	3,074,302

Electronics - 1.7%
Sanmina Corp. (a)	11,626	1,744,714

Energy/Integrated - 1.7%
Antero Midstream Corp.	92,858	1,651,944

Energy/Oil Service - 3.1%
TechnipFMC PLC	69,365	3,090,904

Energy/Solar - 1.6%
First Solar, Inc. (a)	5,922	1,547,004

Engineering/Construction - 4.2%
API Group Corp. (a)	44,703	1,710,337
MasTec, Inc. (a)	11,183	2,430,848
		4,141,185

Entertainment - 1.4%
IMAX Corp. (a)	37,409	1,382,637

Finance/Banks - 15.1%
Bank of New York Mellon Corp.	33,211	3,855,465
Goldman Sachs Group, Inc.	4,112	3,614,448
NatWest Group PLC	192,548	3,369,590
State Street Corp.	16,226	2,093,316
Wells Fargo Co.	22,453	2,092,620
		15,025,439

Financial Services - Diversified - 5.6%
American Express Co.	6,914	2,557,834
Capital One Financial Corp.	12,436	3,013,989
		5,571,823

Health Care Distribution - 3.2%
Cencora, Inc.	4,651	1,570,875
McKesson Corp.	2,017	1,654,525
		3,225,400

Internet Retail - 5.8%
Amazon.com, Inc. (a)	11,610	2,679,820
eBay, Inc.	35,874	3,124,626
		5,804,446

Internet Software & Services - 7.9%
Alphabet, Inc. - Class A	18,442	5,772,346
Meta Platforms, Inc. - Class A	3,142	2,074,003
		7,846,349

Metals & Mining - 1.7%
Fortuna Mining Corp. (a)	172,785	1,695,021

Real Estate Operations - 1.6%
Jones Lang LaSalle, Inc. (a)	4,746	1,596,887

Semiconductors - 11.9%
Advanced Micro Devices, Inc. (a)	13,688	2,931,422
Broadcom, Inc.	10,355	3,583,866
NVIDIA Corp.	28,804	5,371,946
		11,887,234

Service Companies - 1.4%
VSE Corp.	8,129	1,404,447

Steel - 6.1%
Carpenter Technology Corp.	9,165	2,885,508
Howmet Aerospace, Inc.	15,685	3,215,739
		6,101,247

Utilities Electric/Gas - 2.2%
National Fuel Gas Co.	27,305	2,186,038
TOTAL COMMON STOCKS (Cost $56,195,018)		94,053,613

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.64% (b)	5,260,085	5,260,085
TOTAL MONEY MARKET FUNDS (Cost $5,260,085)		5,260,085

TOTAL INVESTMENTS - 99.6% (Cost $61,455,103)		99,313,698
Other Assets in Excess of Liabilities - 0.4%		371,966
TOTAL NET ASSETS - 100.0%		$99,685,664

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Chase Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$94,053,613	$–	$–	$94,053,613
Money Market Funds	5,260,085	–	–	5,260,085
Total Investments	$99,313,698	$–	$–	$99,313,698